Intangible Assets, net - Schedule of Expected Amortization Expense (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025 (remaining)	$ 3,434,585	$ 437,533
2026	5,713,679	727,867
2027	5,221,544	665,173
2028	1,990,795	253,608
2029	1,208,958	154,009
Intangible assets, net	$ 17,569,561	$ 2,238,190	$ 18,787,163